Cover	Sep. 15, 2026	Dec. 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	TriplePoint Private Venture Credit Inc.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01327
Entity Tax Identification Number	84-3383695
Entity Address, Address Line One	2735 Sand Hill Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001792509
Entity Address, Postal Zip Code	94025
City Area Code		650
Local Phone Number	854-2090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Trading Symbol	N/A
Entity Emerging Growth Company	true
Entity Ex Transition Period	true